Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Argentine currency status and exchange regulations
On April 11, 2025, the Argentine government announced the removal of most foreign exchange restrictions. The measures are part of a broader economic reform and include a shift to a managed floating exchange rate regime. While some controls remain in place, the new framework is expected to improve access to the official foreign exchange market.
Payment of dividends to preferred shareholders
On March 27, 2025, we paid $7,479 of accumulated dividends to our Series A preferred shareholders.
HBX outsourcing agreement
On January 27, 2025, we entered into a new outsourcing agreement with our partner, Hotelbeds. As a result of this agreement, we collected an advance payment on February 10, 2025.
Merger Agreement of Despegar.com to be acquired by Prosus for $19.50 per share in cash
On December 23, 2024, we entered into the Merger Agreement to be acquired by an affiliate of Prosus for $19.50 per ordinary share in an all-cash transaction. The Merger Agreement provides that, among other things and subject to the terms and conditions of the Merger Agreement, at the time the Merger becomes effective (the “Effective Time”), each ordinary share, no par value, of the Company issued and outstanding immediately prior to the Effective Time, other than ordinary shares (a) held in the treasury of the Company or owned by any direct or indirect wholly owned subsidiary of the Company, (b) owned by Merger Sub, Parent or any direct or indirect wholly owned subsidiary of Parent, or (c) held by holders who (i) are entitled to demand appraisal rights under Section 179 of the BVI Business Companies Act (Revised Edition 2020), as amended (the “BVI Act”), (ii) have properly exercised and perfected their demands for appraisal of such ordinary shares in the time and manner provided in Section 179 of the BVI Act and (iii) as of the Effective Time, have neither effectively withdrawn nor lost their rights to such appraisal and payment under the BVI Act, will be automatically cancelled and converted into the right to receive $19.50 in cash, without interest (the “Ordinary Share Consideration”). For avoidance of doubt, the ordinary shares in clauses (a), (b) and (c) will be cancelled.
In addition, at the Effective Time, each Series A Preferred Share will be converted automatically into the right to receive a cash amount equal to the product of (a) 110.0% and (b) the sum of (i) $1,000 per share and (ii) any Accrued Dividends (as defined in the Merger Agreement) per Series A Preferred Share, plus (c) without duplication, any accrued and unpaid Dividends (as defined in the Merger Agreement) to, but excluding, the Closing Date.
In addition, at the Effective Time, and in each case subject to the terms and conditions of the Merger Agreement:

(a)each outstanding and unexercised option to purchase ordinary shares granted under any Company Stock Plan (as defined in the Merger Agreement) (each, a “Company Option”), whether vested or unvested, with an exercise price per share that is less than the Ordinary Share Consideration will be cancelled and converted into the right to receive an amount in cash, without interest, equal to the product of (i) the amount by which the Ordinary Share Consideration exceeds the applicable exercise price per Share of such Company Option and (ii) the aggregate number of shares remaining issuable upon exercise of such Company Option, less applicable taxes and authorized deductions;
(b)each Company Option, whether vested or unvested, that has an exercise price per share that is equal to or greater than the Ordinary Share Consideration will be cancelled without the payment of consideration;
(c)each outstanding restricted stock unit award in respect of shares granted under any Company Stock Plan or otherwise, including any such restricted stock unit award that is settled in shares and any such phantom restricted stock unit award that is settled in cash (each, a “Company RSU”) that is vested but not settled as of immediately prior to the Effective Time (each, a “Vested RSU”), will be cancelled and converted into the right to receive an amount in cash, without interest, equal to the product of (a) the Ordinary Share Consideration and (b) the aggregate number of shares subject to such Vested RSU, less applicable taxes and authorized deductions;
(d)each Company RSU that is not a Vested RSU or a Continued RSU (as defined below) (each, an “Other RSU”), will be cancelled and converted into a contingent right to receive from the Surviving Company (without interest and subject to the same vesting terms and conditions and settlement schedule as the corresponding Other RSU immediately prior to the Effective Time) an amount in cash equal to the product of (i) the Ordinary Share Consideration and (ii) the aggregate number of shares subject to such Other RSU, less applicable taxes and authorized deductions; and
(e)each outstanding Company RSU that was granted on or following the date of the Merger Agreement (each, a “Continued RSU”) will remain outstanding as a restricted stock unit in respect of shares, without par value, of the Surviving Company, on substantially the same terms and conditions as in effect immediately prior to the Effective Time, subject to certain adjustments, less applicable taxes and authorized deductions.
On January 21, 2025, a separate class meeting of the holders of the Series A Preferred Shares of the Company was held, at which the sole holder of the Series A Preferred Shares approved and voted in favor of the merger agreement under which Prosus, a leading global technology company, will acquire Despegar for $19.50 per ordinary share in an all-cash transaction.
On March 4, 2025 ordinary shareholders of Despegar duly approved the definitive merger agreement under which Prosus, a leading global technology company, will acquire Despegar for $19.50 per ordinary share in an all-cash transaction.